Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 4 - Property and Equipment, Net

Property and equipment, net consisted of the following:

	2014	2013

Vehicles	$22,679	$22,679
Software and equipment	802,849	728,955
Furniture and fixtures	23,071	18,790
Leasehold improvements	254,137	252,406
	1,102,736	1,022,830
Less accumulated depreciation	(928,773)	(872,244)

Total property and equipment, net	$173,963	$150,586